Statements of cash flows - Summary of Significant transactions of investing activities and financing activities not involving cash inflows and outflows (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Cash Flow Noncash Investing and Financing Activities Disclosure [Abstract]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	₩ (150,327)	$ (126,474)	₩ 59,360	₩ (14,141)
Changes in other comprehensive income related to valuation of investments in joint ventures and associates	1,526		(2,298)	613
Changes in other comprehensive income related to valuation loss on cash flow hedge	7,107	5,979	4,420	(1,823)
Changes in financial assets at FVTOCI due to debt-for-equity swap	79		3,575	96,527
Changes in the investments in joint ventures and associates due to the transfer of assets held-for-sale	(52)		(50,411)	651
Changes in financial assets at FVTPL and assets held-for-sale	0		(2,385)	0
Transfer from property, plant and equipment to assets held-for-sale	(12,852)		0	(95)
Transfer of investment properties and premises and equipment	6,095		30,431	166,892
Changes in account payables related to intangible assets	(11,640)		(11,639)	29,705
Changes in right-of-use assets and lease liabilities	150,644		222,587	692,103
Comprehensive stock exchange	64,301		0	581,609
Changes in other comprehensive income related to foreign operation translation	₩ 246,808	$ 207,646	₩ (153,472)	₩ 101,781